ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2024	2023
Accrued management services	$54	$86
Professional services	210	207
Derivative Warrants Liability (see note 10)	$202	$-
Other accrued expenses	4	192

	$470	$485